Leases	12 Months Ended
Mar. 31, 2020
Disclosure of leases [Abstract]
Leases
Leases

 Significant accounting policies that apply to leases
We adopted IFRS 16 for the first time on 1 April 2019 using the modified retrospective transition option. Comparative information is not restated under this transition option, therefore the disclosures presented in this note concern the 2019/20 period only.
IFRS 16 lease accounting policy applicable to the current year
Identifying whether a lease exists
At inception of a contract, we determine whether the contract is, or contains a lease. A lease exists if the contract conveys the right to control the use of an identified asset, for a period of time, in exchange for consideration. In making this assessment, we consider whether:
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The contract involves the use of an identified asset, either explicitly or implicitly. The asset must be physically distinct or represent substantially all the capacity of a physically distinct asset. Assets that a supplier has a substantive right to substitute are not considered distinct.
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The lessee (either the group, or the group’s customers) has the right to obtain substantially all the economic benefits from the use of the asset throughout the period of use; and
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The lessee has the right to direct the use of the asset, in other words, has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.
Where practicable, and by class of underlying asset, we have elected to account for leases containing a lease component and one or more non-lease components as a single lease component. Where this election has been taken, it has been applied to the entire asset.
Lessee accounting
We recognise a lease liability and right-of-use asset at the commencement of a lease.
Lease liabilities are initially measured at the present value of lease payments that are due over the lease term, discounted using the group’s incremental borrowing rate. This is the rate that we would have to pay for a loan of a similar term, and with similar security, to obtain an asset of similar value. Lease payments include:
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fixed payments
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variable lease payments that depend on an index or rate
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amounts expected to be paid under residual value guarantees
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the exercise price of any purchase options that we are reasonably certain to exercise
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payments due over optional renewal periods where we are reasonably certain to renew
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penalties for early termination of the lease where we are reasonably certain to terminate early
Lease liabilities are subsequently measured at amortised cost using the effective interest method. It is remeasured if there is a change in future lease payments or the amount we expect to be payable under a residual value guarantee, or if we change our assessment of whether we will exercise a purchase, renewal or termination option.
Right-of-use assets are initially measured at the initial amount of the corresponding lease liabilities, adjusted for any prepaid lease payments, plus any initial direct costs incurred and an estimate of any decommissioning costs that have been recognised as provisions, less any lease incentives received. They are subsequently depreciated using the straight-line method to the earlier of the end of the useful life of the asset or the end of the lease term. Right-of-use assets are tested for impairment following the policy set out in note 14 and are adjusted for any remeasurement of lease liabilities.
We have elected not to recognise lease liabilities and right-of-use assets for short-term leases that have a lease term of 12 months or less, and leases of low-value assets with a purchase price under £5,000. We recognise lease payments associated with these items as an expense on a straight-line basis over the lease term.
Any variable lease payments that do not depend on an index or rate, such as usage-based payments, are recognised as an expense in the period to which the variability relates.
IAS 17 lease accounting policy applicable to the 2017/18 and 2018/19 financial reporting periods
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement and requires an assessment of whether the fulfilment of the arrangement is dependent on the use of a specific asset or assets and whether the arrangement conveys the right to use the asset.
Leases of property, plant and equipment where we hold substantially all the risks and rewards of ownership are classified as finance leases and are presented within property, plant and equipment (note 14). Finance lease assets are capitalised at the commencement of the lease term at the lower of the present value of the minimum lease payments or the fair value of the leased asset. The obligations relating to finance leases, net of finance charges in respect of future periods, are recognised as liabilities. Leases are subsequently measured at amortised cost using the effective interest method.
Leases where a significant portion of the risk and rewards are held by the lessor are classified as operating leases. Rentals are charged to the income statement on a straight-line basis over the period of the lease and are presented within operating costs (note 6).

 Key judgements made in accounting for leases
The following represent key judgements made in accounting for leases under IFRS 16 during the 2019/20 financial year.
Determining the lease term including reasonable certainty
Lease accounting requires determination of the lease term, which is defined as the noncancellable period of the lease adjusted for the impact of any extension, termination and purchase options that we consider the lessee to be reasonably certain to take. The lease term is a key determinant of the size of the lease liability and right-of-use asset recognised where the group acts as lessee; and the deferral period for any upfront connection charges where the group acts as lessor.
Determining the lease term requires judgement to evaluate whether the lessee is reasonably certain to exercise any options. Where the group acts as lessee, in particular in regard to our portfolio of property and network infrastructure arrangements that potentially have terms beyond the medium-term planning horizon, we consider key facts and circumstances that would give us an incentive to exercise any extension and termination options when setting the lease term. These include:
- Our anticipated operational, retail and office property requirements in the mid and long-term.
- The need to maintain flexibility in our ability to develop and manage our network infrastructure to react quickly to technological developments and evolving capacity requirements.
- The availability of suitable alternative sites.
- Costs or penalties associated with exiting lease arrangements relative to the benefits to be gained, including costs of removing leasehold improvements or relocating, and indirect costs such as disruption to business.
- Costs associated with extending lease arrangements including rent increases during secondary lease periods.
Our definition of ‘reasonable certainty’, and therefore the lease term, will often align with the judgements made in our medium-term plan, in particular for rolling (or ‘evergreen’) leases that continue until terminated. It will generally be the case that we cannot be reasonably certain to require the use of the underlying asset beyond the medium-term planning horizon, unless specific evidence exists to the contrary.

 Assumptions made in our medium-term plan reflect the anticipated impact of Covid-19. Including the cost of exiting leases in the short-term, Covid-19 is not considered to have any material impact on our assessment of reasonable certainty. In particular we do not consider the lease term of our retail stores to be materially affected because the closure is only expected to be for a temporary duration. Additionally, although the stores are closed to usual operations, a significant number continue to be used to operate customer service operations.

Right-of-use assets
Most of our right-of-use assets are associated with our leased property portfolio, specifically our office, retail and exchange estate. We also lease a significant proportion of our network infrastructure, including mobile cell and switch sites.

	Land and buildings	Network infrastructure	Other[a]	Total
	£m	£m	£m	£m

At 1 April 2019	4,628	189	338	5,155
Additions[b]	942	59	475	1,476
Depreciation charge for the year	(513)	(37)	(99)	(649)
Other movements[c]	(203)	(32)	(356)	(591)
At 31 March 2020	4,854	179	358	5,391
[a] Other mainly comprises motor vehicles.
[b] Additions comprise increases to right-of-use assets as a result of entering into new leases, and upwards remeasurement of existing leases arising from lease extensions or reassessments and increases to lease payments.
[c] Other movements relate to terminated leases and downwards remeasurements of right-of-use assets arising from reductions or reassessments of lease terms and decreases in lease payments. Other movements in 2019/20 include reclassification of right-of-use assets with a carrying amount of £65m to held-for-sale, see note 23. On reclassification to held for sale, assets associated with the France and Latin America disposals were impaired by £31m.
Lease liabilities
Lease liabilities recognised at 31 March 2020 total £6,560m. £812m of this balance is classified as current, with the remaining £5,748m classified as non-current. Note 28 presents a maturity analysis of the payments due over the remaining lease term for these liabilities.
During the year we reclassified lease liabilities with a carrying amount of £62m to held-for-sale, see note 23.
The following amounts relating to the group's obligations under lease arrangements were recognised in the income statement in the year to 31 March 2020:

•	Interest expense of £140m accrued on lease liabilities.

•	Variable lease payments of £29m which are not dependent on an index or rate and which have not been included in the measurement of lease liabilities.
Expenses relating to leases of low-value assets and short-term leases for which no right-of-use asset or lease liability has been recognised were immaterial.
The total cash outflow for leases in the year was £791m.
Other information relating to leases
During the year we recognised net gains of £115m from sale and leaseback transactions, substantially all of which relates to the disposal of our BT Centre headquarters. We shall continue to occupy the property under a lease arrangement until our new headquarters is ready for occupation.
At 31 March 2020 the group was committed to future minimum lease payments of £274m in respect of leases which have not yet commenced and for which no lease liability has been recognised.
The following table analyses payments to be received across the remaining term of operating lease arrangements where BT is lessor:

	To be recognised as revenue (note 5)	To be recognised as other operating income (note 6)	Total
At 31 March 2020	£m	£m	£m

Less than one year	310	52	362
One to two years	130	16	146
Two to three years	34	10	44
Three to four years	1	9	10
Four to five years	—	7	7
More than five years	—	11	11
Total undiscounted lease payments	475	105	580